Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended
	May 31, 2026	May 31, 2026
C000264671
Average Annual Return [Line Items]
Line Graph and Table Measure Name		(Regulatory/Strategy Benchmark)
Without Sales Load [Member] | C000264671
Average Annual Return [Line Items]
Average Annual Return, Percent	3.39%
T. Rowe Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.97%